COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New offices in Holon, Israel [Member]
Future minimum payments, operating leases:
Lease expense	$ 4,118	$ 5,419	$ 1,710
New offices in Holon, Israel [Member] | Minimum Lease Payments [Member]
Future minimum payments, operating leases:
2018	6,348
2019	4,266
2020	3,434
2021	3,506
2022	2,522
Thereafter	4,383
Total	24,459
New offices in Holon, Israel [Member] | Minimum Sublease Rentals [Member]
Future minimum payments, operating leases:
2018	694
2019	697
2020	627
2021	695
2022	540
Thereafter	430
Total	3,683
New offices in Holon, Israel [Member] | Net future minimum lease commitment [Member]
Future minimum payments, operating leases:
2018	5,654
2019	3,569
2020	2,807
2021	2,811
2022	1,982
Thereafter	3,953
Total	20,776
Vehicles [Member]
Future minimum payments, operating leases:
Lease expense	$ 493	$ 790	$ 1,046